Related Party Transactions - Schedule of Related Party Costs and Expenses (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
KOAS [Member]
Related Party Transaction [Line Items]
Margin rate on administration cost	5.00%
KOAS UK [Member]
Related Party Transaction [Line Items]
Margin rate on administration cost	5.00%
Seller's Credit [Member]
Related Party Transaction [Line Items]
Long-term debt interest rate percentage	4.50%	4.50%	4.50%